Supplemental Financial Statements Information - Summary Of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020
Supplemental Financial Statements Information [Line Items]
Accrued Expenses and Other Current Liabilities		$ 845,252		$ 33,000
Rigetti Holdings [Member]
Supplemental Financial Statements Information [Line Items]
Accrued Interest on Debt			$ 0		$ 823,274
Accrued Payroll and Other Payroll Costs			739,893		188,299
Accrued Taxes and Other Tax Costs			451,545		0
Accrued Professional Fees and Other			411,861		62,894
Accrued Expenses and Other Current Liabilities	$ 3,062,382		$ 1,603,299		$ 1,074,467